Investments in Associates	12 Months Ended
Jun. 30, 2026
Interest in Other Entities [Abstract]
Investments in Associates	Investments in associates

Critical accounting estimates and judgements
The investments in associates are evaluated for impairment by comparing the entire carrying value of the investment (including loans to associates and preference shares) to the recoverable amount, which is the higher of value in use or fair value less costs to sell. Discounted cash flow models are used to calculate the net present value of the investments. The cash flows in the models include expected interest and capital payments on loans, dividends, redemption amounts and proceeds on disposal.

(a)Harmony acquired a 32.40% interest in Pamodzi on 27 February 2008, initially valued at R345 million. Pamodzi was listed on the JSE and had interests in operating gold mines in South Africa. Pamodzi was placed in liquidation in March 2009. As at
30 June 2026, to the best of our knowledge, the liquidation process has not been concluded. Refer to note 16(a) for details of the loan and provision for impairment of the loan.
(b)Rand Refinery provides precious metal smelting and refining services in South Africa. Harmony holds a 10.38% share in Rand
Refinery. This investment is a strategic investment for the group as Rand Refinery is the only company that provides such services in South Africa. Although the group holds less than 20.0% of the equity shares of Rand Refinery, the group is able to exercise significant influence by virtue of having a right to appoint a director on the board. Through the 10.38% shareholding and the right to appoint a director on the board, the investment has been accounted for as an associate.
Rand Refinery has a 31 August financial year-end.
In the current year, Rnil dividend was received from Rand Refinery (2025: R52 million).
The R23 million impairment of Rand Refinery, recognised on 31 December 2024, was reversed at 30 June 2026, as a result of an improvement in the forecasted cash flows as well as the terminal cash flow value.